Goodwill And Acquired Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended			60 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2011	Jul. 03, 2017	Jul. 01, 2015
Goodwill and Intangible Assets Disclosure [Line Items]
Accumulated Impairment			$ 3,444	$ 0	$ 0
Amortization of intangible assets			2,964	2,534	$ 2,103
Goodwill	$ 58,331	$ 58,964	58,331	$ 58,964
Goodwill impairment	625	$ 10,337
FCI, Centronix and BTL
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill acquired during period						$ 66,300
Shannon Systems
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill	$ 33,200		$ 33,200					$ 33,204
Bigtera
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill							$ 625